Revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Platform and marketing services related fees	₽ 2,055	₽ 958	₽ 794
Fees for guarantees issued	1,523	723	440
Cash and settlement service fees	1,378	500	512
Other revenue	407	333	208
Total other revenue	₽ 5,363	₽ 2,514	₽ 1,954